SHARE CAPITAL AND RESERVES (Details - Stock option activity)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Options granted	277,778
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding, beginning balance	528,283	528,283	503,030
Weighted average exercise price, beginning balance | $ / shares	$ 0.69	$ 0.69	$ 0.69
Options granted	277,778	0	25,253
Options granted, weighed average exercise price | $ / shares	$ 0.39	$ 0	$ 0.69
Options outstanding, ending balance	806,061	528,283	528,283
Weighted Average exercise price, ending balance | $ / shares	$ 0.59	$ 0.69	$ 0.69